Stock-Based Compensation - Tender Offers Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Nov. 30, 2019 USD ($) $ / shares	Oct. 31, 2019 $ / shares shares	Apr. 30, 2019 $ / shares shares	Jan. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) grantee $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) grantee	Dec. 31, 2020 USD ($) grantee shares	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross proceeds			$ 3,000,000			$ 1,000,000
Stock acquired (in shares) | shares	4,200,000			46,890	4,000,000
Share price (in usd per share) | $ / shares					$ 65.37							$ 23.23
Stock-based compensation expense (recovery)	$ 45,700								$ 213,669	$ 62,776	$ 358,969
Stock sold, stock price (in usd per share) | $ / shares			$ 23.23
Awards modified, number of grantees | grantee									1,774
Tender Offer liability, current												$ 132,500
Reclassification to additional paid in capital, termination of Tender Offer								$ 132,500
Tender offer		$ 921,600
Tender offer, share price (in usd per share) | $ / shares		$ 23.23					$ 23.23
Stock acquired, share price (in usd per share) | $ / shares	$ 23.23			$ 20.49
Reduction to additional paid in capital, share repurchase	$ 45,500
Stock repurchase liability, current		$ 92,700					$ 92,700
Tender Offer awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery)										8,000	136,000
Stock-based compensation expense capitalized											500
Reduction of additional paid in capital, cost recognition									$ 0	1,100	10,600
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery)									34,462	$ 8,242	10,989
Awards modified (in shares) | shares							490,837			393,064
Awards modified, number of grantees | grantee							1,774			659
Incremental compensation cost							$ 2,300			$ 1,100
2020 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense (recovery)									$ 0	$ 9,130	$ 112,788